Segmented Information	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Segmented Information
NOTE 35. SEGMENTED INFORMATION
During the fourth quarter of 2022, the Company
re-assessed
its operating and reporting segments. Prior to this assessment, the Company’s operating and reporting segments were one and the same, with those segments being Canada, USA, and ROW. With the completion of the Exterran acquisition Management noted a change in how the CODM views the organization. On this basis, four operating segments have been identified with no change in the Canada and USA segments, while ROW has been bifurcated into LATAM and EH. For external reporting purposes, Enerflex’s reportable segments are as follows:

•	North America – comprised of operations in Canada and the USA;

•	Latin America – comprised of operations in Argentina, Bolivia, Brazil, Colombia, Ecuador, Mexico and Peru; and

•	Eastern Hemisphere – comprised of operations in the Middle East, Africa, Europe and Asia Pacific.
Each of the reporting segments are supported by the Corporate head office. Corporate overheads are allocated to the operating segments based on revenue. In assessing its reportable operating segments, the Company considered economic characteristics, the nature of products and services provided, the nature of production processes, the types of customers for its products and services, and distribution methods used. These considerations factored into the decision to combine Canada and USA into one reporting segment. For each of the operating segments, the CODM reviews internal management reports on at least a quarterly basis.
Goodwill that was previously allocated to the ROW segment was distributed between the LATAM and EH segments on a basis of a relative fair value allocation. The fair value allocation was determined based on the value-in-use
for LATAM and EH stand-alone segments and applying that percentage to the goodwill held in ROW.
For the year ended December 31, 2022, the Company had no individual customers which accounted for more than 10 percent of its revenue (December 31, 2021 - none).
The following summary describes the operations of each of the Company’s reportable segments:

•
NAM generates revenue from manufacturing natural gas infrastructure under contract, refrigeration, processing, and electric power equipment, including custom and standard compression packages and modular natural gas processing equipment, refrigeration systems and water treatment services, in addition to generating revenue from mechanical services and parts, and maintenance solutions, and operating our compression assets under contract for oil and gas and midstream customers;

•
LATAM generates revenue from operating our Energy Infrastructure assets under take or pay contracts, providing after-market services, including parts and components, as well as operations, maintenance, and overhaul services; and

•
EH generates revenue by operating our Energy Infrastructure assets under take or pay contracts, manufacturing (focusing on large-scale process equipment), after-market services, including parts and components, as well as operations, maintenance, and overhaul services, and rentals of compression and processing equipment.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies.

The following tables provide certain financial information by geographic area.
Revenues and Operating Income

Years ended December 31,	NAM		LATAM		EH		Total
	2022	2021	2022	2021	2022	2021	2022	2021

Segment revenue	$1,303,885	$680,062	$221,628	$106,160	$349,247	$203,585	$1,874,760	$989,807

Intersegment revenue	(93,778)	(29,463)	(434)	(95)	(2,750)	(93)	(96,962)	(29,651)

Revenue	$1,210,107	$650,599	$221,194	$106,065	$346,497	$203,492	$1,777,798	$960,156

Revenue – Energy Infrastructure	141,900	103,096	129,723	66,069	109,464	109,488	381,087	278,653

Revenue – After-Market Services	298,333	215,876	38,057	24,158	107,270	87,342	443,660	327,376

Revenue – Engineered Systems	769,874	331,627	53,414	15,838	129,763	6,662	953,051	354,127

Operating income (loss) 1	$14,769	$18,041	$(14,654)	$6,575	$2,157	$29,675	$2,272	$54,291
1
The company did not receive any government grants during the twelve months ended December 31, 2022 (December 31, 2021 – $16.4 million). Government grants are recorded in COGS and SG&A within the interim condensed consolidated statements of earnings in accordance with where the associated expenses were recognized.
Segment Assets

	NAM		LATAM		EH		Total

As at December 31,	2022	2021	2022	2021	2022	2021	2022	2021

Segment assets	$1,638,195	$1,547,005	$838,063	$214,340	$831,652	$440,629	$3,307,910	$2,201,974

Goodwill 1	224,992	242,804	89,264	85,622	365,121	237,844	679,377	566,270

Corporate	-	-	-	-	-	-	282,302	(576,802)

Total segment assets	$1,863,187	$1,789,809	$927,327	$299,962	$1,196,773	$678,473	$4,269,589	$2,191,442
1
The total amount of goodwill in the Canada operating segment is $40.4 million and, in the USA
,
operating segment is $184.6 million.